Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Liability For Future Policy Benefit, Weighted Average Discount Rates (Detail)	Sep. 30, 2026	Mar. 31, 2026
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Weighted average of the original discount rates	2.10%	1.90%
Weighted average of the current discount rates	4.40%	4.00%
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Weighted average of the original discount rates	1.80%	1.70%
Weighted average of the current discount rates	4.60%	4.20%
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Weighted average of the original discount rates	3.50%	3.40%
Weighted average of the current discount rates	6.60%	6.00%